LVIP American Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	22,252,980	$2,867,964,075
Total Affiliated Investment (Cost $1,881,049,561)		2,867,964,075

TOTAL INVESTMENTS–100.05% (Cost $1,881,049,561)	2,867,964,075
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,476,055)
NET ASSETS APPLICABLE TO 77,112,678 SHARES OUTSTANDING–100.00%	$2,866,488,020

✢Class 1 shares.
See accompanying notes.
LVIP American Growth Fund–1

LVIP American Growth Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
Equity Fund-100.05%@
✢American Funds Insurance Series® – Growth Fund	$3,056,943,505	$90,219,507	$10,761,770	$(363,385)	$(268,073,782)	$2,867,964,075	22,252,980	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✢ Class 1 shares.
LVIP American Growth Fund–2